Average Annual Total Returns{- Fidelity® New Jersey AMT Tax-Free Money Market Fund} - 11.30 Fidelity New Jersey Municipal Funds - Retail Combo PRO-13 - Fidelity® New Jersey AMT Tax-Free Money Market Fund - Fidelity New Jersey AMT Tax-Free Money Market Fund-Retail Class - Free Money Market Fund
	Past 1 year	Past 5 years	Past 10 years
Total	0.36%	0.69%	0.36%